Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of net book value of accounts receivable
	December 31, 2017	December 31, 2016
Accounts receivable	$6,326,723	$2,674,134
Less: allowance for doubtful accounts	(276,228)	(36,898)
Accounts receivable, net	$6,050,495	$2,637,236

Schedule movement of allowance for doubtful accounts
	December 31, 2017	December 31, 2016
Allowance for doubtful accounts, beginning balance	$36,898	$39,473
Increase	231,926	-
Decrease	-	-
Effects of foreign exchange rate	7,404	(2,575)
Allowance for doubtful accounts, ending balance	$276,228	$36,898